Stockholders' Equity / Members' Deficit and Noncontrolling Interests - Narrative (Details) $ / shares in Units, $ in Thousands							3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 09, 2024 shares	Jan. 02, 2024 USD ($) shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 27, 2023 USD ($) $ / shares shares	Dec. 26, 2023 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 27, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 27, 2024 shares	Aug. 08, 2024 $ / shares shares	Jun. 30, 2024 shares	May 10, 2024 shares	Mar. 31, 2024 shares	Mar. 26, 2024 aircraft	Mar. 04, 2024 $ / shares	Jul. 01, 2023 aircraft
Capital Unit [Line Items]
Total number of shares authorized (in shares)					325,000,000							325,000,000
Preferred stock, shares authorized (in shares)							50,000,000		50,000,000
Preferred stock, shares issued (in shares)							50,510		50,510
Preferred stock, shares outstanding (in shares)							50,510		50,510
Preferred stock, par value (in dollars per share) | $ / shares					$ 0.0001							$ 0.0001
Exercise price (in dollars per share) | $ / shares					$ 11.50							$ 11.50								$ 0.01
Net loss attributable to noncontrolling interest | $				$ 92			$ (653)	$ 2,503	$ 6,997	$ 6,762	$ 8,983	$ 8,891	$ 10,200
Exchange of ownership interest, number of aircrafts and related entities | aircraft																			7		16
Total ownership after exchange of ownership interest																			1		1
Gain (loss) on exchange of ownership interest | $							$ 0		$ 0		$ 0
Public Warrants
Capital Unit [Line Items]
Class A Common Stock issuable upon exercise of warrants (in shares)					7,066,668							7,066,668					2,521,569
Private Placement Warrants
Capital Unit [Line Items]
Class A Common Stock issuable upon exercise of warrants (in shares)			4,333,333	4,333,333	4,333,333						4,333,333	4,333,333
Warrant | Private Placement Warrants
Capital Unit [Line Items]
Shares available for resale under the amended underwriting agreement (in shares)																	4,333,333
Common Class A
Capital Unit [Line Items]
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001							$ 0.0001
Common stock, shares authorized (in shares)			200,000,000	200,000,000	200,000,000		200,000,000		200,000,000		200,000,000	200,000,000	0
Common stock, issued (in shares)			16,647,529	16,647,529			18,199,586		18,199,586		16,647,529		0
Common stock, outstanding (in shares)			16,647,529	16,647,529			18,199,586		18,199,586		16,647,529		0
Number of shares of common stock issued for each common unit redeemed (in shares)							1		1
Common Class A | Common Stock
Capital Unit [Line Items]
Common stock, outstanding (in shares)			16,647,529	16,647,529			18,199,586		18,199,586		16,647,529					17,899,586		17,892,021
Stock issued for services (in shares)	73,600				73,600
Common Class A | Common Stock | Underwriter
Capital Unit [Line Items]
Purchase of stock, reimbursement received | $		$ 18			$ 800							$ 800
Common Class A | Common Stock | Underwriter | Public Stockholder
Capital Unit [Line Items]
Shares of Class A Common Stock issuable (in shares)		75,000	75,000			75,000
Stock sold, consideration received | $						$ 818
Exercise price (in dollars per share) | $ / shares						$ 10.90
Common Class A | Private Placement
Capital Unit [Line Items]
Common stock, par value (in dollars per share) | $ / shares															$ 0.0001
Class A Common Stock issuable upon exercise of warrants (in shares)															5,000,000
Common Class A | Sale of Stock, Tranche One | Common Stock
Capital Unit [Line Items]
Maximum number of shares available for resale (in shares)																	15,545,274
Common Class A | Sale of Stock, Tranche Two | Common Stock
Capital Unit [Line Items]
Maximum number of shares available for resale (in shares)																	4,333,333
Common Class A | Sale of Stock, Tranche Three | Common Stock
Capital Unit [Line Items]
Maximum number of shares available for resale (in shares)																	59,930,000
Common Class A | Forecast
Capital Unit [Line Items]
Number of shares of common stock issued for each common unit redeemed (in shares)														1
Common Class B
Capital Unit [Line Items]
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)			100,000,000	100,000,000	100,000,000		100,000,000		100,000,000		100,000,000	100,000,000	0
Common stock, issued (in shares)			59,930,000	59,930,000			59,930,000		59,930,000		59,930,000		0
Common stock, outstanding (in shares)			59,930,000	59,930,000			59,930,000		59,930,000		59,930,000		0
Number of shares of common stock cancelled for each common unit redeemed (in shares)							1		1
Common Class B | Common Stock
Capital Unit [Line Items]
Common stock, outstanding (in shares)			59,930,000	59,930,000			59,930,000		59,930,000		59,930,000					59,930,000		59,930,000
Common Class B | Forecast
Capital Unit [Line Items]
Number of shares of common stock cancelled for each common unit redeemed (in shares)														1
Common Class A Not Issued to Employees
Capital Unit [Line Items]
Treasury stock (in shares)							1,400		1,400